Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital.	Share premium account	Translation differences	Other reserves	Accumulated losses	Total
Balance at beginning of year at Dec. 31, 2020	€ 291,312	€ 2,727,840	€ (3,189)	€ (10,907)	€ (334,701)	€ 2,670,355
Net loss					(103,231)	(103,231)
Other comprehensive income			1,467	730		2,197
Total comprehensive income / loss (-)			1,467	730	(103,231)	(101,034)
Share-based compensation					70,726	70,726
Exercise of subscription rights	763	2,551				3,314
Balance at end of year at Dec. 31, 2021	292,075	2,730,391	(1,722)	(10,177)	(367,205)	2,643,362
Net loss					(217,991)	(217,991)
Other comprehensive income			129	5,324		5,453
Total comprehensive income / loss (-)			129	5,324	(217,991)	(212,538)
Share-based compensation					88,506	88,506
Exercise of subscription rights	1,530	5,166				6,695
Balance at end of year at Dec. 31, 2022	293,604	2,735,557	(1,593)	(4,853)	(496,689)	2,526,026
Net loss					211,697	211,697
Other comprehensive income			392	(1,037)		(645)
Total comprehensive income / loss (-)			392	(1,037)	211,697	211,052
Share-based compensation					56,718	56,718
Exercise of subscription rights	333	1,437				1,770
Balance at end of year at Dec. 31, 2023	€ 293,937	€ 2,736,994	€ (1,201)	€ (5,890)	€ (228,274)	€ 2,795,566